Vanguard Alternative Strategies Fund

Consolidated Schedule of Investments (unaudited)
As of January 31, 2020

			Market
			Value
		Shares	($000)
Common Stocks—Long Positions (75.5%)
Communication Services (7.0%)
	Zayo Group Holdings Inc.	232,800	8,090
	Changyou.com Ltd. ADR	469,208	5,007
	Central European Media Enterprises Ltd.	1,117,775	4,997
	Cineplex Inc.	150,600	3,843
†	Cable One Inc.	219	373
†	Alphabet Inc.	244	350
†	T-Mobile US Inc.	4,192	332
	Madison Square Garden Co.	1,108	328
	Sirius XM Holdings Inc.	46,165	326
	Verizon Communications Inc.	5,347	318
†	AT&T Inc.	8,384	315
†	Liberty Media Corp-Liberty SiriusXM Class A	6,094	296
†	Comcast Corp.	6,684	289
	Fox Corp. Class B	7,911	287
	Omnicom Group Inc.	3,776	284
†	News Corp.	19,788	277
	Walt Disney Co.	1,976	273
	Liberty Media Corp-Liberty Formula One Class C	5,498	257
	Liberty Media Corp-Liberty Formula One Class A	1,779	79
	Liberty Media Corp-Liberty SiriusXM Class C	756	37
			26,358
Consumer Discretionary (11.6%)
	Hudson's Bay Co.	1,025,000	8,466
	Caesars Entertainment Corp.	577,000	7,888
	Tiffany & Co.	52,476	7,033
	CSS Industries Inc.	433,877	4,057
1	GrandVision NV	115,476	3,538
	Transat AT Inc. Class B	220,000	2,686
†	Toll Brothers Inc.	8,299	368
†,* Bright Horizons Family Solutions Inc.		2,183	357
†	McDonald's Corp.	1,662	356
	Amazon.com Inc.	177	356
	Darden Restaurants Inc.	3,004	350
	Yum! Brands Inc.	3,252	344
†	Home Depot Inc.	1,506	344
	Dunkin' Brands Group Inc.	4,355	340
†	Aramark	7,521	332
	NVR Inc.	86	328
	Tractor Supply Co.	3,523	327
†	H&R Block Inc.	14,006	325
	Pool Corp.	1,455	319
†	Starbucks Corp.	3,743	318
	Service Corp. International	6,597	316
	Ross Stores Inc.	2,810	315
	Hilton Worldwide Holdings Inc.	2,870	309
	Choice Hotels International Inc.	3,083	309
	NIKE Inc.	3,198	308
	eBay Inc.	9,144	307

† O'Reilly Automotive Inc.	748	304
† AutoZone Inc.	277	293
Booking Holdings Inc.	159	291
Hyatt Hotels Corp.	3,431	290
TJX Cos. Inc.	4,903	289
Dollar General Corp.	1,886	289
Genuine Parts Co.	3,087	289
† Garmin Ltd.	2,927	284
Marriott International Inc.	2,022	283
† Graham Holdings Co.	512	281
† Wendy's Co.	12,832	278
Columbia Sportswear Co.	2,757	259
		43,726
Consumer Staples (2.1%)
Colgate-Palmolive Co.	4,758	351
Hershey Co.	2,229	346
Hormel Foods Corp.	7,274	344
Kimberly-Clark Corp.	2,391	342
† Mondelez International Inc.	5,951	341
PepsiCo Inc.	2,392	340
† Costco Wholesale Corp.	1,109	339
Procter & Gamble Co.	2,630	328
† Coca-Cola Co.	5,582	326
† Lamb Weston Holdings Inc.	3,570	326
† Walmart Inc.	2,741	314
Flowers Foods Inc.	14,567	314
Clorox Co.	1,948	306
† Sysco Corp.	3,574	294
US Foods Holding Corp.	7,270	292
Kellogg Co.	4,277	292
† Archer-Daniels-Midland Co.	6,393	286
General Mills Inc.	5,467	285
Brown-Forman Corp.	4,203	284
Ingredion Inc.	3,217	283
† McCormick & Co. Inc.	1,722	281
† Church & Dwight Co. Inc.	3,716	276
† Seaboard Corp.	71	274
Keurig Dr Pepper Inc.	9,091	259
Bunge Ltd.	3,432	180
Altria Group Inc.	3,758	179
Tyson Foods Inc.	2,085	172
Craft Brew Alliance Inc.	400	7
		7,961
Energy (2.8%)
Tallgrass Energy LP	386,200	8,616
† Kinder Morgan Inc.	15,564	325
† Cheniere Energy Inc.	5,366	318
ONEOK Inc.	4,204	315
Exxon Mobil Corp.	4,711	293
Chevron Corp.	2,731	292
Phillips 66	2,966	271
		10,430
Financials (9.0%)
IBERIABANK Corp.	119,270	8,672
TD Ameritrade Holding Corp.	170,000	8,072
Ladenburg Thalmann Financial Services Inc.	1,977,368	6,901

	MutualFirst Financial Inc.	20,190	752
	WR Berkley Corp.	4,769	351
	American Express Co.	2,633	342
	Brown & Brown Inc.	7,563	340
†	Starwood Property Trust Inc.	13,193	338
†	Chimera Investment Corp.	15,889	337
†	MFA Financial Inc.	42,730	333
†	White Mountains Insurance Group Ltd.	293	327
†,* Markel Corp.		278	326
	American Financial Group Inc.	2,990	325
†	Hartford Financial Services Group Inc.	5,393	320
	Arthur J Gallagher & Co.	3,074	315
	Allstate Corp.	2,612	310
	Intercontinental Exchange Inc.	3,102	309
	Willis Towers Watson plc	1,464	309
	Hanover Insurance Group Inc.	2,223	308
	Marsh & McLennan Cos. Inc.	2,744	307
†	AGNC Investment Corp.	16,334	304
†	Alleghany Corp.	377	301
*	Berkshire Hathaway Inc.	1,320	296
†	Two Harbors Investment Corp.	19,339	295
†	Annaly Capital Management Inc.	30,213	295
	Chubb Ltd.	1,923	292
*	Arch Capital Group Ltd.	6,610	292
†	TFS Financial Corp.	14,156	289
	Globe Life Inc.	2,751	287
	Aflac Inc.	5,537	286
	Loews Corp.	5,281	272
	Cincinnati Financial Corp.	2,466	259
	Travelers Cos. Inc.	1,723	227
†	Aon plc	732	161
	US Bancorp	2,608	139
	CME Group Inc.	471	102
	Reinsurance Group of America Inc.	566	81
	RenaissanceRe Holdings Ltd.	402	76
	CNA Financial Corp.	670	30
			33,878
Health Care (12.4%)
	Allergan plc	45,500	8,492
	Metlifecare Ltd.	1,900,000	8,423
	Ra Pharmaceuticals Inc.	170,960	8,013
	Wright Medical Group NV	259,500	7,821
	Diplomat Pharmacy Inc.	1,273,950	5,070
†	Cooper Cos. Inc.	1,025	356
†	Baxter International Inc.	3,923	350
†,* Laboratory Corp. of America Holdings		1,944	341
	Quest Diagnostics Inc.	3,078	341
†	IDEXX Laboratories Inc.	1,251	339
	West Pharmaceutical Services Inc.	2,170	338
	Hologic Inc.	6,311	338
	Eli Lilly & Co.	2,400	335
†	Medtronic plc	2,898	335
	Becton Dickinson and Co.	1,210	333
	Stryker Corp.	1,568	330
	Chemed Corp.	706	330
†	Danaher Corp.	2,029	326
	Zimmer Biomet Holdings Inc.	2,200	325

†	STERIS plc	2,154	325
	Johnson & Johnson	2,130	317
	Thermo Fisher Scientific Inc.	1,007	315
†	Zoetis Inc.	2,338	314
	Pfizer Inc.	8,412	313
	Hill-Rom Holdings Inc.	2,883	307
	Abbott Laboratories	3,450	301
	Varian Medical Systems Inc.	2,109	296
	Cerner Corp.	4,072	293
*	Boston Scientific Corp.	6,938	291
	Henry Schein Inc.	4,195	289
	Merck & Co. Inc.	3,359	287
	Universal Health Services Inc.	2,042	280
	Amgen Inc.	1,246	269
	Gilead Sciences Inc.	965	61
			46,794
Industrials (9.2%)
	Advanced Disposal Services Inc.	262,300	8,643
	Continental Building Products Inc.	170,400	6,303
	WABCO Holdings Inc.	45,000	6,104
	OSRAM Licht AG	74,000	3,344
†	Verisk Analytics Inc.	2,218	360
†	Lockheed Martin Corp.	835	358
†	Roper Technologies Inc.	920	351
	Waste Management Inc.	2,877	350
†,* IHS Markit Ltd.		4,376	345
	HD Supply Holdings Inc.	8,090	330
	United Technologies Corp.	2,184	328
†	Toro Co.	4,083	327
†	General Dynamics Corp.	1,860	326
	Norfolk Southern Corp.	1,545	322
†	Honeywell International Inc.	1,855	321
†	Kansas City Southern	1,898	320
	Graco Inc.	6,002	319
†	AMETEK Inc.	3,275	318
	Johnson Controls International plc	8,052	318
	Republic Services Inc.	3,330	317
	IDEX Corp.	1,899	311
†	Raytheon Co.	1,396	308
†	Illinois Tool Works Inc.	1,745	305
	Allegion plc	2,298	297
	Ingersoll-Rand plc	2,183	291
†	Eaton Corp. plc	3,064	289
	Watsco Inc.	1,657	288
†	Expeditors International of Washington Inc.	3,924	287
	AMERCO	731	271
	Fortive Corp.	3,622	271
	Lennox International Inc.	1,129	263
†	CH Robinson Worldwide Inc.	3,554	257
	Pentair plc	5,831	250
	Rollins Inc.	6,506	247
	3M Co.	1,412	224
	Macquarie Infrastructure Corp.	4,934	218
	CSX Corp.	2,158	165
	Xylem Inc.	1,854	151

	PACCAR Inc.	1,031	77
			34,474
Information Technology (11.6%)
	Mellanox Technologies Ltd.	67,500	8,161
	Acacia Communications Inc.	116,374	7,977
	Tech Data Corp.	41,592	5,987
	Fitbit Inc.	600,000	3,912
	LogMeIn Inc.	28,939	2,488
1	Sophos Group plc	200,000	1,469
†	FleetCor Technologies Inc.	1,143	360
†	Citrix Systems Inc.	2,966	359
†	Booz Allen Hamilton Holding Corp.	4,606	359
†,* Akamai Technologies Inc.		3,811	356
*	Tyler Technologies Inc.	1,097	355
†	VeriSign Inc.	1,702	354
	International Business Machines Corp.	2,464	354
†	Global Payments Inc.	1,805	353
	ANSYS Inc.	1,275	350
	Intuit Inc.	1,245	349
†	CACI International Inc. Class A	1,304	349
†	Mastercard Inc.	1,099	347
†	National Instruments Corp.	7,723	345
*	Black Knight Inc.	5,102	341
†	Jack Henry & Associates Inc.	2,251	337
†	Apple Inc.	1,084	335
	Trimble Inc.	7,853	334
	Dolby Laboratories Inc.	4,775	331
	Automatic Data Processing Inc.	1,930	331
	Paychex Inc.	3,856	331
†	Western Union Co.	12,222	329
	Euronet Worldwide Inc.	2,075	327
	Oracle Corp.	6,211	326
	Amdocs Ltd.	4,526	326
†	Microsoft Corp.	1,906	324
	Adobe Inc.	913	321
†	Accenture plc Class A	1,554	319
†	Genpact Ltd.	7,201	319
	Visa Inc.	1,599	318
†	Broadridge Financial Solutions Inc.	2,666	318
†	Fidelity National Information Services Inc.	2,206	317
*	Synopsys Inc.	2,142	316
	Sabre Corp.	14,560	314
	Leidos Holdings Inc.	3,095	311
	Juniper Networks Inc.	13,360	306
†,* Fiserv Inc.		2,575	305
†	Motorola Solutions Inc.	1,723	305
†	Amphenol Corp. Class A	2,934	292
†	Cisco Systems Inc.	6,282	289
	Texas Instruments Inc.	2,342	283
†	CDW Corp.	2,112	275
	Gartner Inc.	1,042	167
			43,631
Materials (2.6%)
	OMNOVA Solutions Inc.	357,526	3,615
	Ecolab Inc.	1,708	335
	AptarGroup Inc.	2,827	326

	Vulcan Materials Co.	2,296	325
†	Silgan Holdings Inc.	10,487	324
	Ashland Global Holdings Inc.	4,291	317
	Martin Marietta Materials Inc.	1,178	311
†	Air Products & Chemicals Inc.	1,287	307
†	RPM International Inc.	4,297	307
†	Avery Dennison Corp.	2,331	306
†	Sonoco Products Co.	5,304	303
†	PPG Industries Inc.	2,462	295
	NewMarket Corp.	671	295
†	Linde plc	1,448	294
	WR Grace & Co.	4,340	292
†	Sherwin-Williams Co.	520	290
†,* Axalta Coating Systems Ltd.		9,772	281
	Packaging Corp. of America	2,930	281
	Celanese Corp.	2,668	276
	Ball Corp.	3,809	275
	Reliance Steel & Aluminum Co.	2,351	270
			9,625
Real Estate (1.9%)
†	Gaming and Leisure Properties Inc.	7,635	361
†	Equity Residential	4,055	337
†	Equity Commonwealth	9,976	327
	Duke Realty Corp.	8,513	309
	Invitation Homes Inc.	9,779	308
	Sun Communities Inc.	1,853	300
	Mid-America Apartment Communities Inc.	2,167	297
	Camden Property Trust	2,618	294
	Realty Income Corp.	3,719	292
	UDR Inc.	6,064	291
	Life Storage Inc.	2,562	290
†	American Homes 4 Rent	10,581	289
	Equity LifeStyle Properties Inc.	3,943	287
	AvalonBay Communities Inc.	1,291	280
†	Douglas Emmett Inc.	6,631	275
	Public Storage	1,229	275
	Essex Property Trust Inc.	887	275
	Apartment Investment & Management Co.	5,005	264
	WP Carey Inc.	3,127	263
†	Apple Hospitality REIT Inc.	17,212	259
	CUBESMART	8,111	257
	Federal Realty Investment Trust	1,795	224
	Welltower Inc.	2,066	175
	Lamar Advertising Co.	1,486	138
	American Tower Corp.	407	94
	Kilroy Realty Corp.	1,130	93
	Simon Property Group Inc.	657	87
	Highwoods Properties Inc.	669	34
			6,975
Utilities (5.3%)
	El Paso Electric Co.	100,581	6,849
	AquaVenture Holdings Ltd.	240,000	6,480
	Atmos Energy Corp.	2,963	347
	Hawaiian Electric Industries Inc.	6,994	342
	Duke Energy Corp.	3,498	342
	American Water Works Co. Inc.	2,436	332

Entergy Corp.	2,509	330
American Electric Power Co. Inc.	3,125	326
Eversource Energy	3,521	326
Xcel Energy Inc.	4,644	321
Southern Co.	4,552	321
NextEra Energy Inc.	1,191	319
DTE Energy Co.	2,408	319
OGE Energy Corp.	6,964	319
Alliant Energy Corp.	5,293	314
Dominion Energy Inc.	3,622	311
CMS Energy Corp.	4,496	308
Consolidated Edison Inc.	3,261	307
Pinnacle West Capital Corp.	3,094	302
Exelon Corp.	6,037	287
Ameren Corp.	3,500	287
CenterPoint Energy Inc.	8,884	235
Public Service Enterprise Group Inc.	3,654	216
Avangrid Inc.	2,317	123
FirstEnergy Corp.	931	47
		20,010
Total Common Stocks—Long Positions (Cost $263,204)		283,862
Common Stocks Sold Short (-18.3%)
Communication Services (-0.7%)
* Zillow Group Inc.	(7,589)	(351)
* Netflix Inc.	(957)	(330)
Electronic Arts Inc.	(2,919)	(315)
Roku Inc.	(2,487)	(301)
Sinclair Broadcast Group Inc.	(9,950)	(298)
* United States Cellular Corp.	(9,262)	(296)
* Lions Gate Entertainment Corp.	(31,682)	(296)
* Twitter Inc.	(7,373)	(239)
		(2,426)
Consumer Discretionary (-2.6%)
Eldorado Resorts Inc.	(51,873)	(3,101)
Tesla Inc.	(825)	(537)
L Brands Inc.	(18,113)	(419)
* Grubhub Inc.	(7,133)	(386)
Thor Industries Inc.	(4,630)	(373)
Etsy Inc.	(7,360)	(359)
* Mattel Inc.	(24,124)	(353)
Wayfair Inc.	(3,657)	(343)
Qurate Retail Group Inc. QVC Group Class A	(39,012)	(333)
Ulta Beauty Inc.	(1,186)	(318)
Macy's Inc.	(19,518)	(311)
Wynn Resorts Ltd.	(2,448)	(309)
Urban Outfitters Inc.	(11,872)	(304)
International Game Technology plc	(22,071)	(298)
* Floor & Decor Holdings Inc. Class A	(5,982)	(295)
* Under Armour Inc.	(14,265)	(288)
Newell Brands Inc.	(14,639)	(286)
Carvana Co.	(3,547)	(281)
frontdoor Inc.	(6,151)	(262)
Skechers U.S.A. Inc.	(6,983)	(261)
Hilton Grand Vacations Inc.	(7,997)	(255)

Ollie's Bargain Outlet Holdings Inc.	(4,700)	(249)
		(9,921)
Consumer Staples (-0.5%)
Conagra Brands Inc.	(10,033)	(330)
Coty Inc.	(29,642)	(304)
Kraft Heinz Co.	(10,322)	(302)
Spectrum Brands Holdings Inc.	(4,796)	(295)
Hain Celestial Group Inc.	(11,899)	(288)
Nu Skin Enterprises Inc.	(8,078)	(263)
Energizer Holdings Inc.	(1,021)	(47)
		(1,829)
Energy (-1.0%)
Apache Corp.	(12,836)	(352)
Concho Resources Inc.	(4,075)	(309)
Kosmos Energy Ltd.	(58,869)	(301)
PBF Energy Inc.	(10,535)	(288)
Parsley Energy Inc.	(16,259)	(271)
Murphy Oil Corp.	(12,431)	(261)
Patterson-UTI Energy Inc.	(32,429)	(258)
Noble Energy Inc.	(12,794)	(253)
Continental Resources Inc.	(8,981)	(244)
* Transocean Ltd.	(52,510)	(239)
Hess Corp.	(4,193)	(237)
* Centennial Resource Development Inc.	(72,451)	(236)
Antero Resources Corp.	(119,022)	(220)
EQT Corp.	(28,320)	(171)
		(3,640)
Financials (-5.4%)
First Horizon National Corp.	(546,733)	(8,748)
Charles Schwab Corp.	(184,228)	(8,392)
Northwest Bancshares Inc.	(48,456)	(762)
LendingTree Inc.	(1,079)	(336)
MarketAxess Holdings Inc.	(874)	(309)
LPL Financial Holdings Inc.	(3,258)	(300)
* SVB Financial Group	(1,207)	(290)
Navient Corp.	(19,931)	(287)
OneMain Holdings Inc.	(6,545)	(277)
* Brighthouse Financial Inc.	(6,872)	(267)
Bank OZK	(9,626)	(262)
Unum Group	(7,758)	(207)
		(20,437)
Health Care (-3.0%)
AbbVie Inc.	(39,403)	(3,192)
* ABIOMED Inc.	(1,957)	(365)
* DexCom Inc.	(1,514)	(364)
Mylan NV	(16,846)	(361)
Moderna Inc.	(17,182)	(352)
* Agios Pharmaceuticals Inc.	(7,166)	(349)
Adaptive Biotechnologies Corp.	(11,306)	(338)
Insulet Corp.	(1,657)	(322)
* Sarepta Therapeutics Inc.	(2,724)	(316)
Covetrus Inc.	(25,432)	(313)
* Exact Sciences Corp.	(3,334)	(311)
* Seattle Genetics Inc.	(2,866)	(311)
* Neurocrine Biosciences Inc.	(3,054)	(306)
* Nektar Therapeutics Class A	(15,365)	(306)

* Align Technology Inc.	(1,188)	(305)
* Penumbra Inc.	(1,731)	(304)
* Sage Therapeutics Inc.	(4,572)	(303)
* Ionis Pharmaceuticals Inc.	(5,131)	(299)
* Bluebird Bio Inc.	(3,739)	(298)
Biogen Inc.	(1,106)	(297)
Guardant Health Inc.	(3,886)	(295)
* Exelixis Inc.	(17,038)	(293)
* Alnylam Pharmaceuticals Inc.	(2,542)	(292)
Perrigo Co. plc	(5,063)	(289)
* Veeva Systems Inc.	(1,881)	(276)
* Molina Healthcare Inc.	(2,231)	(274)
* Alkermes plc	(13,458)	(234)
Horizon Therapeutics plc	(1,757)	(61)
		(11,326)
Industrials (-1.0%)
Uber Technologies Inc.	(11,006)	(399)
General Electric Co.	(29,541)	(368)
Lyft Inc. Class A	(7,524)	(357)
Gates Industrial Corp. plc	(25,526)	(318)
Fluor Corp.	(17,712)	(317)
* XPO Logistics Inc.	(3,491)	(310)
GrafTech International Ltd.	(28,241)	(303)
Trinity Industries Inc.	(14,686)	(299)
* Gardner Denver Holdings Inc.	(8,431)	(298)
Resideo Technologies Inc.	(28,008)	(285)
* United Rentals Inc.	(1,961)	(266)
American Airlines Group Inc.	(9,868)	(265)
		(3,785)
Information Technology (-3.6%)
Alteryx Inc.	(3,302)	(460)
MongoDB Inc.	(2,539)	(416)
* RingCentral Inc.	(1,963)	(404)
Zscaler Inc.	(7,039)	(395)
Dynatrace Inc.	(12,579)	(394)
Avalara Inc.	(4,520)	(385)
* Pluralsight Inc. Class A	(19,599)	(380)
Western Digital Corp.	(5,698)	(373)
* Okta Inc.	(2,864)	(367)
* Advanced Micro Devices Inc.	(7,784)	(366)
* Arista Networks Inc.	(1,611)	(360)
Coupa Software Inc.	(2,231)	(359)
* Nutanix Inc.	(10,686)	(347)
* Pure Storage Inc.	(19,333)	(344)
Twilio Inc.	(2,740)	(341)
NortonLifeLock Inc.	(11,931)	(339)
Trade Desk Inc.	(1,233)	(332)
New Relic Inc.	(5,024)	(332)
Elastic NV	(5,111)	(332)
* Micron Technology Inc.	(6,233)	(331)
Smartsheet Inc. Class A	(6,806)	(330)
* Square Inc.	(4,380)	(327)
* DocuSign Inc. Class A	(4,150)	(326)
Splunk Inc.	(2,036)	(316)
* Atlassian Corp. plc Class A	(2,120)	(312)
NVIDIA Corp.	(1,317)	(311)

	Anaplan Inc.	(5,403)	(311)
	QUALCOMM Inc.	(3,608)	(308)
*	ON Semiconductor Corp.	(13,137)	(304)
	Teradyne Inc.	(4,432)	(292)
*	IPG Photonics Corp.	(2,256)	(288)
*	CommScope Holding Co. Inc.	(23,632)	(288)
	Switch Inc.	(17,932)	(287)
	MKS Instruments Inc.	(2,716)	(285)
	Cognex Corp.	(5,559)	(283)
	Ubiquiti Inc.	(1,730)	(283)
*	2U Inc.	(13,840)	(274)
*	Coherent Inc.	(1,915)	(271)
	Universal Display Corp.	(1,516)	(267)
	Xilinx Inc.	(3,142)	(265)
	DXC Technology Co.	(8,312)	(265)
			(13,550)
Materials (-0.2%)
	O-I Glass Inc.	(29,081)	(367)
	Huntsman Corp.	(12,998)	(267)
	Chemours Co.	(17,371)	(241)
			(875)
Real Estate (-0.2%)
	Colony Capital Inc.	(67,840)	(317)
*	Howard Hughes Corp.	(2,481)	(302)
	CyrusOne Inc.	(2,485)	(151)
			(770)
Utilities (-0.1%)
	Edison International	(3,947)	(302)
Total Common Stocks Sold Short (Proceeds $71,322)			(68,861)
Temporary Cash Investments (27.2%)
Money Market Fund (14.1%)
2	Vanguard Market Liquidity Fund, 1.730%	527,494	52,760

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (13.1%)
3	United States Treasury Bill, 1.872%, 2/20/20	1,700	1,699
4	United States Treasury Bill, 1.498%, 3/3/20	6,000	5,993
3,4 United States Treasury Bill, 1.515%, 4/9/20		30,300	30,214
3	United States Treasury Bill, 1.515%, 4/9/20	11,500	11,467
			49,373
Total Temporary Cash Investments (Cost $102,130)			102,133
Other Assets and Liabilities-Net (15.6%)3,5			58,630
Net Assets (100%)			375,764

† Long security positions with a value of $30,208,000 and cash of $69,133,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $5,007,000, representing 1.3% of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $22,524,000 and cash of $15,654,000 have been segregated as initial margin for open futures contracts.
4 Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies
Fund.
5 Cash of $2,700,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2020	1,345	291,003	1,048
5-Year U.S. Treasury Note	March 2020	575	69,184	793
10-Year U.S. Treasury Note	March 2020	342	45,027	798
MSCI Singapore Index	February 2020	1,049	28,001	107
S&P ASX 200 Index	March 2020	233	27,116	1,126
Topix Index	March 2020	170	26,342	(595)
FTSE 100 Index	March 2020	273	26,019	(1,206)
IBEX 35 Index	February 2020	250	26,000	(421)
CAC 40 Index	February 2020	396	25,490	(961)
Sugar #11[1]	February 2020	624	10,211	113
Cocoa[1]	June 2020	359	10,056	367
Wheat[1]	March 2020	354	9,801	510
LME Lead[1]	March 2020	208	9,781	(483)
Live Cattle[1]	May 2020	198	9,478	(646)
LME Nickel[1]	March 2020	122	9,379	(915)
RBOB Gasoline[1]	March 2020	147	9,286	(980)
WTI Crude Oil[1]	February 2020	175	9,023	(1,172)
				(2,517)

Short Futures Contracts
MSCI Taiwan Index	February 2020	(633)	(27,890)	192
S&P/TSX60 Index	March 2020	(174)	(27,124)	(538)
E-mini S&P 500 Index	March 2020	(167)	(26,920)	(351)
Hang Seng Index	February 2020	(156)	(26,346)	802
DAX 30 Index	March 2020	(73)	(26,300)	750

Alternative Strategies Fund

KOSPI 200 Index	March 2020	(433)	(25,899)	(913)
Corn[1]	March 2020	(523)	(9,970)	45
Soybean Meal[1]	March 2020	(336)	(9,778)	296
Natural Gas[1]	February 2020	(525)	(9,665)	1,243
KC Hard Red Winter Wheat[1]	March 2020	(412)	(9,589)	669
Soybean[1]	March 2020	(219)	(9,554)	595
Feeder Cattle[1]	March 2020	(139)	(9,457)	630
Soybean Oil[1]	March 2020	(511)	(9,180)	1,140
Lean Hogs[1]	April 2020	(365)	(8,993)	1,765
				6,325
				3,808
1 Security is owned by the subsidiary.

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)

Standard
Chartered Bank	2/10/20	CAD	61,977	USD	47,710	—	(879)
State Street
Bank & Trust
Co.	2/10/20	NOK	420,185	USD	47,669	—	(1,985)

BNP Paribas	2/10/20	AUD	68,317	USD	47,484	—	(1,744)
State Street
Bank & Trust
Co.	2/10/20	GBP	2,960	USD	3,876	33	—
Bank of
America, N.A.	2/10/20	CAD	121	USD	93	—	(2)
State Street
Bank & Trust
Co.	2/10/20	USD	47,958	JPY	5,179,801	129	—
State Street
Bank & Trust
Co.	2/10/20	USD	47,764	CHF	46,361	—	(400)

BNP Paribas	2/10/20	USD	47,322	EUR	42,367	308	—
State Street
Bank & Trust
Co.	2/10/20	USD	11,558	CAD	15,030	203	—
Bank of
America, N.A.	2/10/20	USD	7,195	EUR	6,440	48	—
State Street
Bank & Trust
Co.	2/10/20	USD	5,460	NZD	8,223	144	—

BNP Paribas	2/10/20	USD	3,877	GBP	2,960	—	(32)

Alternative Strategies Fund

State Street
Bank & Trust
Co.	2/3/20	USD	3,876	GBP	2,960	—	(33)
Bank of
America, N.A.	2/10/20	USD	3,713	CAD	4,840	54	—
Bank of
America, N.A.	2/10/20	USD	3,198	NZD	4,830	75	—
State Street
Bank & Trust
Co.	2/10/20	USD	383	EUR	343	3	—
State Street
Bank & Trust
Co.	2/10/20	USD	67	EUR	60	—	—
Bank of
America, N.A.	2/3/20	USD	4	GBP	3	—	—

						997	(5,075)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
NOK—Norwegian krone.
NZD—New Zealand dollar.
USD—U.S. dollar.

At January 31, 2020, a counterparty had deposited in a segregated account cash of $40,000 in connection with open forward currency contracts.

A. Basis for Consolidation: Vanguard ASF Portfolio ("the subsidiary"), which commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the
Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of January 31, 2020, the fund held $42,582,000 in the subsidiary, representing 11% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using

Alternative Strategies Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

D. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The fund also uses interest rate futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses global equity index futures contracts to capture excess return opportunities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying securities or commodities and the prices of the futures contracts, and the possibility of an illiquid market. In addition, commodity futures trading is volatile, and even a small movement in market prices could cause large losses.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Consolidated Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Alternative Strategies Fund

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the
value of the contracts are recorded as an asset (liability).

F. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Consolidated Schedule of Investments.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Consolidated Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—Long Positions	267,088	16,774	—
Common Stocks Sold Short	(68,861)	—	—
Temporary Cash Investments	52,760	49,373	—
Futures Contracts—Assets[1]	5,721	—	—
Futures Contracts—Liabilities[1]	(3,428)	—	—
Forward Currency Contracts—Assets	—	997	—
Forward Currency Contracts—Liabilities	—	(5,075)	—
Total	253,280	62,069	—
1 Represents variation margin on the last day of the reporting period.